Fair Values of Financial Instruments - Asset Measured at Fair Value on Nonrecurring Basis (Detail) - Fair Value, Measurements, Nonrecurring [Member] - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	$ 1,851,752	$ 5,485,465
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	544,502	3,591,516
Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	1,307,250	1,893,949
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	1,851,752	5,485,465
Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	544,502	3,591,516
Significant Unobservable Inputs (Level 3) [Member] | Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	$ 1,307,250	$ 1,893,949